Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due to Officers

	March 31, 2022	December 31, 2021
	(Unaudited)
Ralph Hofmeier:
Accrued salaries	$11,684	$17,485
Total due to Ralph Hofmeier	11,684	17,485
Total due to officers	$11,684	$17,485

	2021	2020
Ralph Hofmeier:
Unsecured advances due to officer	$—	$17,778
Accrued salaries	17,485	—
Total due to Ralph Hofmeier	17,485	17,778

Irma Velazquez:
Unsecured advances due to officer	—	66,898
Accrued salaries	—	—
Total due to Irma Velazquez	—	66,898
	$17,485	$84,676